CONTRACT ASSETS	12 Months Ended
Dec. 31, 2021
Contract assets [abstract]
CONTRACT ASSETS

16.	CONTRACT ASSETS

		January 1,	December 31,
		2020	2020	2021	2021
		CNY	CNY	CNY	US$
		(As adjusted)	(As adjusted)

Non-current
Service concession assets	(a)	75,614	91,412	91,062	14,327
Concession right	(b)	15,895	20,304	—	—
Less: impairment allowance		(23)	(27)	(27)	(4)
		91,486	111,689	91,035	14,323

Current
Service concession assets	(a)	1,532	7,423	7,423	1,168
Other contract assets	(c)	10,406	7,313	8,443	1,328
Less: impairment allowance		(10)	(178)	(535)	(84)
		11,928	14,558	15,331	2,412

Total		103,414	126,247	106,366	16,735

(a)

Service concession assets bearing an imputed interest of 7% arose from the Group’s revenue from construction service under a BOT arrangement rendered by the Group’s non wholly owned subsidiary, Shaoguan Angrui. The facilities that the service concession arrangement relate to were under construction phases from June 2018 to December 2020 and commenced operation in January 2021.

The amounts for the service concession arrangement are not yet due for payment and will be settled by revenue to be generated during the operating periods of the service concession arrangement. Amounts billed will be transferred to trade receivables.

As of December 31, 2021, the Group’s concession rights relating to the environmental water projects (comprising intangible assets, contract assets and trade receivables) with an aggregate gross carrying amount of CNY129,437 (and CNY121,224 (as adjusted) as of December 31, 2020) were pledged to secure bank loans from Bank of Communications with outstanding balances of CNY77,000 (and CNY80,000 (as adjusted) as of December 31, 2020). Please refer to Note 21 for further details.

(b)

Concession right represents the intangible assets component arising from performance under the construction contract in connection with the service concession arrangement during the construction phases from June 2018 to December 2020. The accumulated amount transferred to intangible assets when the service concession arrangement commenced operation in January 2021.

(c)

The balances as of December 31, 2020 and 2021 comprised contract assets arising from performance under a water treatment plant construction service contract. Such contracts include payment schedules that require stage payments over the service periods when milestones are reached.

The movements in the provision for impairment of contract assets are as follows:

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Beginning of the year	33	205	32
Provision for expected credit loss, net	172	357	56

End of the year	205	562	88

An impairment analysis is performed at each reporting date using the probability-of-default approach to measure expected credit losses. The probability of default rates are estimated based on comparable entities with published credit ratings. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forward-looking credit risk information. As of December 31, 2020 and 2021, the assumed default rate ranged from 0.03% to 29.22% and from 0.03% to 55.93%, respectively.